Non Current Assets Held for Sale (Details) - Schedule of other assets as assets held for sale - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non Current Assets Held for Sale (Details) - Schedule of other assets as assets held for sale [Line Items]
Assets	[1]	$ 22,036	$ 22,394,000
Income			1,699,000	$ 3,771,000
Transbank S.A. [Member]
Non Current Assets Held for Sale (Details) - Schedule of other assets as assets held for sale [Line Items]
Participation %		25.00%
Assets		$ 19,093,000	19,093,000
Income			1,442,000
Nexus [Member]
Non Current Assets Held for Sale (Details) - Schedule of other assets as assets held for sale [Line Items]
Participation %
Assets			357,000
Income			136,000
Redbanc [Member]
Non Current Assets Held for Sale (Details) - Schedule of other assets as assets held for sale [Line Items]
Participation %		33.43%
Assets		$ 2,943,000	2,943,000
Income			$ 121,000

[1]	Corresponds to the interests in Redbanc S.A., Transbank S.A. and Nexus S.A., which have been reclassified as non-current assets classified as held for sale in accordance with IFRS 5 “Non-current assets held for sale and discontinued operations “, for additional information see Note 1 v) and Note 38.